Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended
	Apr. 30, 2012	Dec. 31, 2014	Jan. 01, 2013	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Retainer Compensation	$ 210,000	$ 180,000
Executive Vice President [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Fees for consulting work performed		257,500			254,500	207,500
Corporate bonus		177,500			72,500	80,000
Annual compensation			$ 250,000	$ 260,000
Cash bonus		30.00%
Target cash bonus		150.00%
Common stock warrants issued to the Consultant (Steven Jones)		450,000